Financial Highlights (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Ratios as a percentage of average net assets:
Expenses prior to incentive fees (as a percent)	6.34%	6.54%	6.75%
Incentive fees (as a percent)	1.23%	0.66%	1.73%
Total expenses (as a percent)	7.57%	7.20%	8.48%
Net investment loss (as a percent)	(6.09%)	(6.18%)	(6.22%)
Class A Units
Financial Highlights
Total return (as a percent)	(6.13%)	(12.95%)	4.45%
Per Unit Performance (for unit outstanding throughout the entire period):
Net asset value per unit at beginning of period (in dollars per unit)	1,295.84	1,488.66	1,425.20
Income (loss) from operations:
Net realized and change in unrealized gain (loss) from trading (in dollars per unit)	16.23	(98.42)	166.28
Expenses net of interest and dividend income (in dollars per unit)	(95.70)	(94.40)	(102.82)
Total income (loss) from operations (in dollars per unit)	(79.47)	(192.82)	63.46
Net asset value per unit at end of period (in dollars per unit)	1,216.37	1,295.84	1,488.66
Class B Units
Financial Highlights
Total return (as a percent)	(6.74%)	(13.52%)	3.80%
Per Unit Performance (for unit outstanding throughout the entire period):
Net asset value per unit at beginning of period (in dollars per unit)	1,099.04	1,270.86	1,224.35
Income (loss) from operations:
Net realized and change in unrealized gain (loss) from trading (in dollars per unit)	14.22	(83.83)	142.15
Expenses net of interest and dividend income (in dollars per unit)	(88.29)	(87.99)	(95.64)
Total income (loss) from operations (in dollars per unit)	(74.07)	(171.82)	46.51
Net asset value per unit at end of period (in dollars per unit)	1,024.97	1,099.04	1,270.86
Legacy 1 Class Units
Financial Highlights
Total return (as a percent)	(3.96%)	(11.00%)	6.09%
Per Unit Performance (for unit outstanding throughout the entire period):
Net asset value per unit at beginning of period (in dollars per unit)	912.23	1,024.92	966.12
Income (loss) from operations:
Net realized and change in unrealized gain (loss) from trading (in dollars per unit)	10.83	(69.44)	118.37
Expenses net of interest and dividend income (in dollars per unit)	(46.96)	(43.25)	(59.57)
Total income (loss) from operations (in dollars per unit)	(36.13)	(112.69)	58.80
Net asset value per unit at end of period (in dollars per unit)	876.10	912.23	1,024.92
Legacy 2 Class Units
Financial Highlights
Total return (as a percent)	(4.26%)	(11.45%)	5.73%
Per Unit Performance (for unit outstanding throughout the entire period):
Net asset value per unit at beginning of period (in dollars per unit)	903.06	1,019.79	964.54
Income (loss) from operations:
Net realized and change in unrealized gain (loss) from trading (in dollars per unit)	11.37	(67.60)	119.78
Expenses net of interest and dividend income (in dollars per unit)	(49.83)	(49.13)	(64.53)
Total income (loss) from operations (in dollars per unit)	(38.46)	(116.73)	55.25
Net asset value per unit at end of period (in dollars per unit)	864.60	903.06	1,019.79
Global 1 Class Units
Financial Highlights
Total return (as a percent)	(3.30%)	(11.18%)	2.88%
Per Unit Performance (for unit outstanding throughout the entire period):
Net asset value per unit at beginning of period (in dollars per unit)	874.34	984.38	956.82
Income (loss) from operations:
Net realized and change in unrealized gain (loss) from trading (in dollars per unit)	11.36	(72.09)	79.95
Expenses net of interest and dividend income (in dollars per unit)	(40.18)	(37.95)	(52.39)
Total income (loss) from operations (in dollars per unit)	(28.82)	(110.04)	27.56
Net asset value per unit at end of period (in dollars per unit)	845.52	874.34	984.38
Global 2 Class Units
Financial Highlights
Total return (as a percent)	(3.55%)	(11.43%)	2.56%
Per Unit Performance (for unit outstanding throughout the entire period):
Net asset value per unit at beginning of period (in dollars per unit)	866.22	978.01	953.60
Income (loss) from operations:
Net realized and change in unrealized gain (loss) from trading (in dollars per unit)	11.07	(71.64)	78.92
Expenses net of interest and dividend income (in dollars per unit)	(41.80)	(40.15)	(54.51)
Total income (loss) from operations (in dollars per unit)	(30.73)	(111.79)	24.41
Net asset value per unit at end of period (in dollars per unit)	835.49	866.22	978.01
Global 3 Class Units
Financial Highlights
Total return (as a percent)	(5.19%)	(13.05%)	0.68%
Per Unit Performance (for unit outstanding throughout the entire period):
Net asset value per unit at beginning of period (in dollars per unit)	822.60	946.02	939.64
Income (loss) from operations:
Net realized and change in unrealized gain (loss) from trading (in dollars per unit)	10.63	(68.20)	79.73
Expenses net of interest and dividend income (in dollars per unit)	(53.33)	(55.22)	(73.35)
Total income (loss) from operations (in dollars per unit)	(42.70)	(123.42)	6.38
Net asset value per unit at end of period (in dollars per unit)	779.90	822.60	946.02